LEASES - Schedule of Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 235	$ 232	$ 217
Variable lease cost	5	7	4
Short-term lease cost	7	2	13
Finance lease cost
Amortization of right-of-use assets	51	74	54
Interest on lease liability	3	5	3
Total finance lease cost	54	79	57
Total lease cost	$ 301	$ 320	$ 291